UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche Small Cap Core Fund

	Shares	Value ($)
Common Stocks 97.7%
Consumer Discretionary 11.1%
Auto Components 0.9%
Cooper Tire & Rubber Co.	45,565	1,610,723
Diversified Consumer Services 1.7%
K12, Inc.*	182,320	2,898,888
Hotels, Restaurants & Leisure 1.6%
ILG, Inc.	94,926	2,703,493
Household Durables 1.0%
Helen of Troy Ltd.*	18,534	1,785,751
Specialty Retail 4.7%
Caleres, Inc.	57,302	1,918,471
DSW, Inc. "A"	84,409	1,807,196
Rent-A-Center, Inc. (a)	175,407	1,947,018
The Children's Place, Inc.	16,280	2,366,298
		8,038,983
Textiles, Apparel & Luxury Goods 1.2%
Movado Group, Inc.	63,042	2,029,952
Consumer Staples 3.1%
Food Products 1.3%
Hostess Brands, Inc.*	54,773	811,188
John B. Sanfilippo & Son, Inc.	8,978	567,859
SunOpta, Inc.* (a)	106,566	825,886
		2,204,933
Household Products 0.6%
Central Garden & Pet Co. "A"*	25,895	976,500
Personal Products 1.2%
Medifast, Inc.	31,260	2,182,261
Energy 7.7%
Energy Equipment & Services 3.1%
Dril-Quip, Inc.*	35,650	1,700,505
Oil States International, Inc.*	73,707	2,085,908
SEACOR Marine Holdings, Inc.*	56,085	656,195
Transocean Ltd.*	84,415	901,552
		5,344,160
Oil, Gas & Consumable Fuels 4.6%
Contango Oil & Gas Co.*	631,343	2,973,626
Delek U.S. Holdings, Inc.	75,392	2,634,196
REX American Resources Corp.*	28,081	2,324,826
		7,932,648
Financials 15.3%
Banks 4.0%
Banco Latinoamericano de Comercio Exterior SA "E"	45,717	1,229,787
First Merchants Corp.	37,806	1,590,120
Hancock Holding Co.	36,665	1,814,918
UMB Financial Corp.	32,255	2,319,780
		6,954,605
Capital Markets 1.0%
Moelis & Co. "A"	35,555	1,724,417
Consumer Finance 2.4%
Encore Capital Group, Inc.*	56,476	2,377,640
Navient Corp.	131,869	1,756,495
		4,134,135
Insurance 5.6%
American Equity Investment Life Holding Co.	66,178	2,033,650
CNO Financial Group, Inc.	84,787	2,093,391
FBL Financial Group, Inc. "A"	29,938	2,085,182
Selective Insurance Group, Inc.	39,416	2,313,719
United Fire Group, Inc.	23,783	1,084,029
		9,609,971
Mortgage Real Estate Investment Trusts (REITs) 1.5%
Invesco Mortgage Capital, Inc.	145,100	2,587,133
Thrifts & Mortgage Finance 0.8%
WSFS Financial Corp.	29,035	1,389,325
Health Care 18.6%
Biotechnology 3.2%
Arena Pharmaceuticals, Inc.*	14,366	488,013
Emergent BioSolutions, Inc.*	20,465	951,008
Ligand Pharmaceuticals, Inc.*	14,415	1,973,846
Retrophin, Inc.*	96,753	2,038,586
		5,451,453
Health Care Equipment & Supplies 1.8%
Cardiovascular Systems, Inc.*	64,667	1,531,962
Integra LifeSciences Holdings Corp.*	33,277	1,592,637
		3,124,599
Health Care Providers & Services 9.9%
BioScrip, Inc.*	851,006	2,476,428
Centene Corp.*	24,292	2,450,577
Chemed Corp.	4,512	1,096,506
Magellan Health, Inc.*	27,807	2,684,766
Molina Healthcare, Inc.*	58,358	4,474,891
Providence Service Corp.*	42,731	2,535,658
Tivity Health, Inc.*	35,166	1,285,317
		17,004,143
Health Care Technology 1.4%
athenahealth, Inc.*	6,486	862,897
HMS Holdings Corp.*	89,903	1,523,856
		2,386,753
Pharmaceuticals 2.3%
Avadel Pharmaceuticals PLC (ADR)*	194,228	1,592,670
Pacira Pharmaceuticals, Inc.*	18,227	832,062
Prestige Brands Holdings, Inc.*	35,429	1,573,402
		3,998,134
Industrials 17.0%
Aerospace & Defense 2.6%
Curtiss-Wright Corp.	11,488	1,399,813
Ducommun, Inc.*	13,578	386,294
Moog, Inc. "A"*	31,099	2,700,948
		4,487,055
Airlines 1.6%
Hawaiian Holdings, Inc.	41,231	1,643,055
JetBlue Airways Corp.*	48,454	1,082,463
		2,725,518
Commercial Services & Supplies 3.5%
Advanced Disposal Services, Inc.*	76,304	1,826,718
Deluxe Corp.	15,406	1,183,797
Ennis, Inc.	96,802	2,008,641
UniFirst Corp.	6,305	1,039,695
		6,058,851
Construction & Engineering 0.7%
Primoris Services Corp.	41,601	1,131,131
Electrical Equipment 1.6%
Atkore International Group, Inc.*	32,493	696,975
Thermon Group Holdings, Inc.*	90,991	2,153,757
		2,850,732
Machinery 4.6%
Chart Industries, Inc.*	51,204	2,399,419
Greenbrier Companies, Inc. (a)	34,280	1,827,124
Hyster-Yale Materials Handling, Inc.	16,879	1,437,416
Kennametal, Inc.	47,864	2,317,096
		7,981,055
Trading Companies & Distributors 2.4%
Rush Enterprises, Inc. "A"*	81,130	4,122,215
Information Technology 13.3%
Electronic Equipment, Instruments & Components 3.2%
Belden, Inc.	23,171	1,788,106
Benchmark Electronics, Inc.*	71,947	2,093,658
Tech Data Corp.*	17,036	1,669,017
		5,550,781
Internet Software & Services 2.9%
Blucora, Inc.*	131,380	2,903,498
j2 Global, Inc.	26,853	2,014,780
		4,918,278
IT Services 1.2%
ManTech International Corp. "A"	41,159	2,065,770
Semiconductors & Semiconductor Equipment 1.9%
Entegris, Inc.	48,562	1,478,713
Photronics, Inc.*	207,632	1,770,063
		3,248,776
Software 4.1%
QAD, Inc. "A"	15,883	617,055
Take-Two Interactive Software, Inc.*	36,557	4,013,227
Verint Systems, Inc.*	58,780	2,459,943
		7,090,225
Materials 6.2%
Chemicals 2.8%
KMG Chemicals, Inc.	36,035	2,381,193
Trinseo SA	34,138	2,478,419
		4,859,612
Metals & Mining 3.4%
Cleveland-Cliffs, Inc.*	235,050	1,694,710
Coeur Mining, Inc.*	128,811	966,083
SunCoke Energy, Inc.*	269,055	3,225,969
		5,886,762
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITs) 3.2%
Kite Realty Group Trust	99,135	1,943,046
LaSalle Hotel Properties	56,891	1,596,930
National Storage Affiliates Trust	72,757	1,983,356
		5,523,332
Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA*	30,316	848,848
Telecommunication Services 0.7%
Diversified Telecommunication Services
Consolidated Communications Holdings, Inc.	103,894	1,266,468
Utilities 1.0%
Multi-Utilities
Unitil Corp.	36,701	1,674,300
Total Common Stocks (Cost $129,080,605)		168,362,669
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp. , 5.5% (b) (Cost $121,200)	1,212	180,341
Securities Lending Collateral 2.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (c) (d) (Cost $3,658,993)	3,658,993	3,658,993
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.30% (c) (Cost $3,959,136)	3,959,136	3,959,136
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $136,819,934)	102.2	176,161,139
Other Assets and Liabilities, Net	(2.2)	(3,798,403)
Net Assets	100.0	172,362,736

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $3,526,805 which is 2.0% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$168,362,669	$—	$—	$168,362,669
Convertible Preferred Stock	—	—	180,341	180,341
Short-Term Investments (e)	7,618,129	—	—	7,618,129
Total	$175,980,798	$—	$180,341	$176,161,139

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018